Summary of significant accounting policies - Estimated useful lives for property, plant and equipment, net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Accounting Policies [Line Items]
Intangible assets estimated useful lives						3 years
Amortization expenses	$ 0	$ 0	$ 0	$ 7,449	$ 32,626	$ 46,085	$ 42,758	$ 3,539
Transportation equipment
Accounting Policies [Line Items]
Estimated useful lives						4 years
Minimum | Plant, machinery and equipment
Accounting Policies [Line Items]
Estimated useful lives						5
Minimum | Office equipment
Accounting Policies [Line Items]
Estimated useful lives						3
Maximum | Plant, machinery and equipment
Accounting Policies [Line Items]
Intangible assets estimated useful lives						10 years
Maximum | Office equipment
Accounting Policies [Line Items]
Intangible assets estimated useful lives						5 years